DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

16   DERIVATIVE FINANCIAL INSTRUMENTS

As of December 31, 2020 and 2021, the Company did not have outstanding interest rate swap contracts.

The following table reflects the location in the consolidated statements of operations and the amount of realized and unrealized gains/(losses) recognized for the derivative contracts not designated as hedging instruments for the years ended December 31, 2019, 2020 and 2021:

	Consolidated
	statements of	Years ended December 31,
	operations location	2019	2020	2021

Interest rate swap contracts (not designated as hedging instruments) — realized loss	Interest expenses	(1,652)	(19,814)	—
Interest rate swap contracts (not designated as hedging instruments) — unrealized (loss) gain	Interest expenses	(10,606)	10,039	—
		(12,258)	(9,775)	—